Related Party Transactions (Details Textual 5) (USD $)	Apr. 01, 2010	Aug. 02, 2011 Peary Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price		$ 134,500,000
Purchase price was financed through assumption of debt, amount		96,800,000
Portion of Purchase price paid in cash		37,700,000
Net assets acquired		32,200,000
Excess over purchase price book value		5,500,000
Debt converted to equity	$ 11,200,000	$ 36,900,000